CONSOLIDATED BALANCE SHEETS (Parenthetical) ₽ in Millions, $ in Millions	Dec. 31, 2020 RUB (₽) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 RUB (₽) shares
Allowance for doubtful accounts	₽ 1,798	$ 24.3	₽ 815
Priority share
Preferred share, share authorized	1	1	1
Preferred share, share issued	1	1	1
Preferred share, share outstanding	1	1	0
Treasury shares	0	0	1
Class A
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	320,430,479	320,430,479	293,527,655
Ordinary shares, shares outstanding	318,501,858	318,501,858	292,719,508
Treasury shares	1,928,621	1,928,621	808,147
Class B
Ordinary shares, shares authorized	37,138,658	37,138,658	37,138,658
Ordinary shares, shares issued	35,708,674	35,708,674	37,138,658
Ordinary shares, shares outstanding	35,708,674	35,708,674	37,138,658
Class C
Ordinary shares, shares authorized	37,748,658	37,748,658	37,748,658
Ordinary shares, shares issued	1,429,984	1,429,984	610,000
Ordinary shares, shares outstanding	0	0	0